Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales of products to related parties
Sales of products to related parties		$ 97,795	$ 2,158,734	$ 169,344
Purchase of products from related parties
Purchase of products from related parties		874,697	4,320,283	16,832
Service fees charged by related parties
Service fees charged by related parties		997,159		32,753
Payment of dividends
Payment of dividends		57,726	57,672	57,477
Net settlement (1)
Reduction of dividend payables due to disposal of discontinued operations	[1]	9,988,060
Net settlement related to dividend payables	[1]	1,081,449
Net settlement of due from related parties and due to related parties within continuing operations	[1]	3,247,402	3,461,458	1,291,790
Net settlement of due from related parties and due to related parties between continuing operations and discontinued operations	[1]	961,649	2,323,802	13,177,600
Net settlement of due from related parties with due to related parties, total		15,278,560	5,785,260	14,469,390
Wang Jixiang [Member]
Sales of products to related parties
Sales of products to related parties		97,795
Ping Forward [Member]
Sales of products to related parties
Sales of products to related parties			1,827,295
Yanyan Global [Member]
Sales of products to related parties
Sales of products to related parties			331,439	169,344
Youshan [Member]
Purchase of products from related parties
Purchase of products from related parties		874,697	3,530,277
Jingqi [Member]
Purchase of products from related parties
Purchase of products from related parties			790,006
Service fees charged by related parties
Service fees charged by related parties				32,753
Skinist Shanghai [Member]
Purchase of products from related parties
Purchase of products from related parties				16,832
Zhi Wang [Member]
Service fees charged by related parties
Service fees charged by related parties		862,202
Ya Xing [Member]
Service fees charged by related parties
Service fees charged by related parties		134,957
Mr. Zhu Jian [Member]
Payment of dividends
Payment of dividends		19,242	19,224	19,159
Mr. Wang Jun [Member]
Payment of dividends
Payment of dividends		19,242	19,224	19,159
Mr. Tang Jing [Member]
Payment of dividends
Payment of dividends		$ 19,242	$ 19,224	$ 19,159

[1]	In December 2023, the Company and certain related parties entered into settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $14,469,390 due from related parties was netted off against the Company’s payables of $14,469,390 due to related parties. Among the Company’s receivables of $14,469,390 due from related parties, $1,291,790 and $13,177,600 was related to receivable of continuing operations and discontinued operations, respectively.